Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Trade accounts receivable, gross	$ 456,308	$ 509,250
Reserves for sales deductions:
Chargebacks	(116,632)	(112,071)
Other sales deductions	(81,677)	(109,411)
Customer rebates	(51,296)	(83,472)
Allowance for doubtful accounts	(248)	(372)
Trade accounts receivable, net	$ 206,455	$ 203,924